Inventories (Tables)	12 Months Ended
Jun. 30, 2021
Inventories [Abstract]
Disclosure of Inventories

	SA Rand
Figures in million	2021	2020
Gold in lock-up	65	47
Gold in-process, ore stockpiles and bullion on hand	1 039	936
Consumables at weighted average cost (net of provision)	1 503	1 485
Total inventories	2 607	2 468
Non-current portion of gold in lock-up and gold in-process included in Other non-current assets	(65)	(47)
Total current portion of inventories	2 542	2 421
Included in the balance above is:
Inventory valued at net realisable value	65	47